Braskem Idesa Borrowings (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	R$ 11,250	R$ 11,318
Current liabilities	739	868
Non-current liabilities	10,511	10,502
Total	R$ 11,250	11,370
Bond I [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	nov-2029
Borrowings, Currency and annual stated interest rate (%)	Us dollar exchange variation + 7.45
Braskem idesa borrowings	R$ 4,383	4,690
Bond I I [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	feb-2032
Borrowings, Currency and annual stated interest rate (%)	Us dollar exchange variation + 6.99
Braskem idesa borrowings	R$ 5,936	6,353
Bond [Member]
IfrsStatementLineItems [Line Items]
Braskem idesa borrowings	R$ 10,319	11,043
Others 1 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	oct-2023 and nov-2023
Borrowings, Currency and annual stated interest rate (%)	Us dollar exchange variation + quarterly Term SOFR + 4.25
Braskem idesa borrowings	R$ 625	735
Others 2 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	oct-2023 and nov-2023
Borrowings, Currency and annual stated interest rate (%)	Us dollar exchange variation + semianual Term SOFR + 2.94
Braskem idesa borrowings	R$ 766
Others [Member]
IfrsStatementLineItems [Line Items]
Braskem idesa borrowings	1,391	735
Transactions Costs [Member]
IfrsStatementLineItems [Line Items]
Braskem idesa borrowings	R$ (460)	R$ (460)